Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Acquisition Cost Of Acquired Entities and Interest in Affiliates	$ 530,000,000	$ 151,000,000	$ 18,600,000,000
Noncash Or Part Noncash Acquisition Debt Assumed1	128,000,000		2,600,000,000
Contractual Obligation, Fiscal Year Maturity [Abstract]
Equity Method Investment, Other than Temporary Impairment		25,000,000
Amortization of Intangible Assets	718,000,000	710,000,000	547,000,000
Asia Joint Venture [Member]
Limited Liability Company or Limited Partnership [Line Items]
Gain Recognized On Limited Liability Company Or Limited Partnership Formation			215,000,000
Canadian Distribution Business [Member]
Limited Liability Company or Limited Partnership [Line Items]
Gain Recognized On Limited Liability Company Or Limited Partnership Formation			120,000,000
PrattAndWhitneyPowerSystems [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses		432,000,000
Business Combination, Contingent Consideration, Asset		200,000,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		193,000,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		132,000,000
Group Ascensores Enor SA [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired		240,000,000
UTC Climate, Controls and Security [Member]
Business Acquisition [Line Items]
Gain (Loss) on Disposition of Business	30,000,000	55,000,000
Contractual Obligation, Fiscal Year Maturity [Abstract]
Equity Method Investment, Other than Temporary Impairment			180,000,000
Goodrich Corporation [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity, Purchase Price			18,300,000,000
Noncash Or Part Noncash Acquisition Net Debt Assumed			1,900,000,000
Cash and Cash equivalents used in business acquisition			10,900,000,000
Contractual Obligation, Fiscal Year Maturity [Abstract]
Contractual Obligation			2,200,000,000
Contractual Obligation, Consumed in Current Year	249,000,000	278,000,000
Contractual Obligation, Due in Next Twelve Months	229,000,000
Contractual Obligation, Due in Second Year	240,000,000
Contractual Obligation, Due in Third Year	259,000,000
Contractual Obligation, Due in Fourth Year	209,000,000
Contractual Obligation, Due in Fifth Year	192,000,000
Contractual Obligation, Due after Fifth Year	480,000,000
International Aero Engines AG [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity, Purchase Price			$ 1,500,000,000